Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions (Textual)
Contributed rent			$ 1,200	$ 2,400
Amount Paid for Warehouse Space		15,000
Accounts Payable	285,389		285,389
Revenue from Related Parties			109,611
Contributed operation expense		225,000	225,000
Contributed payroll	85,000	49,062	280,238	121,324
Borrowing from line of credit	300,000	700,000	1,165,000	21,024
Total notes payable	1,906,916		1,916,916	2,009,950
Repayments of Related Party Debt	10,000	68,034	93,034
Borrowing on related party debt				680,800
Contributed salary expense			72,000	52,000
First Warner Properties LLC [Member]
Related Party Transactions (Textual)
Lease agreement term description	The term of the lease agreement is from April 1, 2013 to April 1, 2018, with a monthly rent of $17,500.		The term of the lease agreement is from April 1, 2013 to April 1, 2018, with a monthly rate of $17,500.
Lease extended term			5 years
Total rent expense	52,500		157,500
Amount owed to First Warner	17,500		17,500
CEE, LLC [Member]
Related Party Transactions (Textual)
Contributed operation expense			225,000	234,973
Borrowing from line of credit			169,534	250,000
Paid off operational expense			$ 15,093	$ 19,109